Dispositions - Schedule of Disposition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds	$ 0	$ 823,788	$ 0
Gain on sale	$ 0	51,348	$ 0
Disposal group | Double Down
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		825,751
Less: Cash divested		(1,963)
Net cash proceeds		823,788
Net book value		(772,440)
Gain on sale		51,348
Selling costs		(24,116)
Gain on sale, net of selling costs		$ 27,232